SUBSEQUENT EVENTS (Details) - USD ($)		6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Feb. 28, 2023	Jan. 26, 2023
Subsequent Event [Line Items]
Amount drew down		$ 1,000,000	$ 1,500,000	$ 0	$ 1,500,000
Working Capital Loan
Subsequent Event [Line Items]
Amount outstanding					1,500,000
Subsequent Event | Amended and Restated Registration Rights Agreement
Subsequent Event [Line Items]
Number of shares elected to redeem	53,002,919
Cash paid from Trust Account to redeeming shareholders	$ 539,000,000.0
Redemption price per share	$ 10.17
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Monthly deposit per share into Trust Account							0.03%
Monthly deposit Trust Account							$ 1,200,000
Amount deposited into Trust Account						$ 1,100,000
Subsequent Event | Working Capital Loan
Subsequent Event [Line Items]
Amount drew down					$ 600,000
Amount outstanding						$ 2,100,000